Stockholders' deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Stock Option Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2014.

		Weighted-Average
	Options	Exercise
	Outstanding	Price
Outstanding at December 31, 2013	547,000	$0.33
Granted	237,000	2.35
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at June 30, 2014	784,000	0.94

Vested and exercisable and expected to vest at June 30, 2014	432,125	$1.06

The following table summarizes stock option activity as of December 31, 2013 and 2012, and the changes for the years then ended:

	Options Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2011	200,500	$0.21
Options granted	20,500	0.40
Options canceled	(5,584)	0.40
Options exercised	(4,416)	0.11

Outstanding at December 31, 2012	211,000	0.23
Options granted	336,000	0.40
Options canceled	—	—
Options exercised	—	—

Outstanding and expected to vest at December 31, 2013	547,000	$0.33	$1,755,870

Vested and exercisable at December 31, 2013	186,958	$0.21	$622,570

Assumptions Used in Black-Scholes Model

Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

Six Month Period
Ended June 30,
2014
Risk-free interest rate	2.0%
Dividend yield	—%
Expected volatility	100.3%
Expected life of options, in years	5 and 6.25
Weighted-average grant date fair value	$1.17

The fair value of employee stock options was estimated at the grant dates using the following assumptions:

	Year Ended December 31,
	2013	2012
Weighted-average grant date fair value	$3.26	$1.86
Dividend yield	—	—
Volatility	86%	80%
Risk-free interest rate	0.57%	0.87%
Expected life of options	5.0 years	5.0 years

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at June 30, 2014:

Common stock reserved for conversion of preferred stock and warrants	13,323,873
Common stock options outstanding	784,000
Authorized for future grant or issuance under the Stock Plan	1,264,590

Total	15,372,463

Common stock reserved for future issuance consists of the following at December 31, 2013:

Common stock reserved for conversion of preferred stock	2,253,391
Common stock options outstanding	547,000
Authorized for future grant or issuance under the Stock Plan	9,531

Total	2,809,922